Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net operating revenue	$ 33,967	$ 27,488	$ 23,384
Cost of goods sold and services rendered	(17,555)	(14,383)	(15,515)
Sales, administrative and other operating expenses	(860)	(663)	(636)
Research and evaluation expenses	(340)	(319)	(395)
Pre operating and operational stoppage	(280)	(343)	(642)
Dividends received and interest from associates and joint ventures	406	193	318
Total of continuing operations Adjusted EBITDA	15,338	11,972	6,514
Net operating revenue	35,713	29,363	25,609
Cost of goods sold and services rendered	(19,161)	(15,928)	(16,984)
Sales, administrative and other operating expenses	(962)	(750)	(673)
Research and evaluation expenses	(352)	(342)	(477)
Pre operating and operational stoppage	(305)	(359)	(712)
Dividends received and interest from associates and joint ventures	409	197	318
Adjusted EBITDA	15,342	12,181	7,081
Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	25,129	20,351	16,562
Cost of goods sold and services rendered	(11,410)	(9,124)	(10,241)
Sales, administrative and other operating expenses	(356)	(571)	(380)
Research and evaluation expenses	(109)	(106)	(128)
Pre operating and operational stoppage	(192)	(187)	(169)
Dividends received and interest from associates and joint ventures	130	113	255
Total of continuing operations Adjusted EBITDA	13,192	10,476	5,899
Coal
Disclosure of operating segments [line items]
Net operating revenue	1,567	839	526
Cost of goods sold and services rendered	(1,354)	(872)	(839)
Sales, administrative and other operating expenses	(44)	35	(140)
Research and evaluation expenses	(14)	(15)	(22)
Pre operating and operational stoppage	(4)	(41)	(61)
Dividends received and interest from associates and joint ventures	179		28
Total of continuing operations Adjusted EBITDA	330	(54)	(508)
Base metals
Disclosure of operating segments [line items]
Net operating revenue	6,871	6,139	6,163
Cost of goods sold and services rendered	(4,416)	(4,128)	(4,296)
Sales, administrative and other operating expenses	(179)	30	44
Research and evaluation expenses	(62)	(83)	(111)
Pre operating and operational stoppage	(75)	(114)	(412)
Dividends received and interest from associates and joint ventures		4
Total of continuing operations Adjusted EBITDA	2,139	1,848	1,388
Others
Disclosure of operating segments [line items]
Net operating revenue	400	159	133
Cost of goods sold and services rendered	(375)	(259)	(139)
Sales, administrative and other operating expenses	(281)	(157)	(160)
Research and evaluation expenses	(155)	(116)	(134)
Pre operating and operational stoppage	(9)	(1)
Dividends received and interest from associates and joint ventures	97	76	35
Total of continuing operations Adjusted EBITDA	(323)	(298)	(265)
Iron ore | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	18,524	15,784	12,330
Cost of goods sold and services rendered	(7,950)	(6,622)	(7,604)
Sales, administrative and other operating expenses	(284)	(486)	(398)
Research and evaluation expenses	(88)	(91)	(121)
Pre operating and operational stoppage	(181)	(150)	(124)
Dividends received and interest from associates and joint ventures	30	10	22
Total of continuing operations Adjusted EBITDA	10,051	8,445	4,105
Iron ore Pellets | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	5,653	3,827	3,600
Cost of goods sold and services rendered	(2,876)	(2,002)	(2,121)
Sales, administrative and other operating expenses	(65)	(73)	9
Research and evaluation expenses	(19)	(13)	(4)
Pre operating and operational stoppage	(7)	(22)	(24)
Dividends received and interest from associates and joint ventures	81	103	225
Total of continuing operations Adjusted EBITDA	2,767	1,820	1,685
Ferroalloys and manganese | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	469	302	162
Cost of goods sold and services rendered	(278)	(231)	(175)
Sales, administrative and other operating expenses	(12)	(4)	1
Pre operating and operational stoppage	(4)	(11)	(19)
Total of continuing operations Adjusted EBITDA	175	56	(31)
Other ferrous products and services | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	483	438	470
Cost of goods sold and services rendered	(306)	(269)	(341)
Sales, administrative and other operating expenses	5	(8)	8
Research and evaluation expenses	(2)	(2)	(3)
Pre operating and operational stoppage		(4)	(2)
Dividends received and interest from associates and joint ventures	19		8
Total of continuing operations Adjusted EBITDA	199	155	140
Nickel and other products | Base metals
Disclosure of operating segments [line items]
Net operating revenue	4,667	4,472	4,693
Cost of goods sold and services rendered	(3,437)	(3,204)	(3,393)
Sales, administrative and other operating expenses	(152)	(95)	(154)
Research and evaluation expenses	(49)	(78)	(103)
Pre operating and operational stoppage	(75)	(114)	(411)
Dividends received and interest from associates and joint ventures		4
Total of continuing operations Adjusted EBITDA	954	985	632
Copper | Base metals
Disclosure of operating segments [line items]
Net operating revenue	2,204	1,667	1,470
Cost of goods sold and services rendered	(979)	(924)	(903)
Sales, administrative and other operating expenses	(27)	(25)	(32)
Research and evaluation expenses	(13)	(5)	(8)
Pre operating and operational stoppage			(1)
Total of continuing operations Adjusted EBITDA	1,185	713	526
Other base metals products | Base metals
Disclosure of operating segments [line items]
Sales, administrative and other operating expenses		150	230
Total of continuing operations Adjusted EBITDA		150	230
Discontinued operations
Disclosure of operating segments [line items]
Adjusted EBITDA	4	209	567
Discontinued operations | Fertilizers
Disclosure of operating segments [line items]
Net operating revenue	1,746	1,875	2,225
Cost of goods sold and services rendered	(1,606)	(1,545)	(1,469)
Sales, administrative and other operating expenses	(102)	(87)	(37)
Research and evaluation expenses	(12)	(22)	(82)
Pre operating and operational stoppage	(25)	(16)	(70)
Dividends received and interest from associates and joint ventures	3	4
Adjusted EBITDA	$ 4	$ 209	$ 567